Eaton Vance
Income Fund of Boston
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 0.3%
Security	Shares	Value
Energy — 0.1%
Ascent CNR Corp., Class A(1)(2)(3)	32,029,863	$ 6,405,973
		$ 6,405,973
Environmental — 0.2%
GFL Environmental, Inc.	300,300	$ 10,252,242
		$ 10,252,242
Gaming — 0.0%
New Cotai Participation Corp., Class B(1)(2)(3)	36	$ 0
		$ 0
Leisure — 0.0%(4)
iFIT Health and Fitness, Inc.(1)(2)(3)	128,520	$ 89,964
		$ 89,964
Technology — 0.0%
Riverbed Technology, Inc.(1)(2)(5)	157,965	$ 0
		$ 0
Total Common Stocks (identified cost $9,832,298)		$ 16,748,179

Convertible Bonds — 0.6%
Security	Principal Amount (000's omitted)	Value
Containers — 0.3%
CryoPort, Inc., 0.75%, 12/1/26(6)	$21,292	$ 16,709,622
		$ 16,709,622
Leisure — 0.3%
Peloton Interactive, Inc., 0.00%, 2/15/26	$19,532	$ 14,993,305
		$ 14,993,305
Total Convertible Bonds (identified cost $35,199,829)		$ 31,702,927

Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Technology — 0.0%
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(1)(5)	126,256	$ 0
Total Convertible Preferred Stocks (identified cost $3,787,678)		$ 0

Corporate Bonds — 86.9%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.4%
Bombardier, Inc.:
7.125%, 6/15/26(6)	7,440	$ 7,387,962
7.875%, 4/15/27(6)	6,477	6,462,333
BWX Technologies, Inc.:
4.125%, 6/30/28(6)	8,345	7,608,678
4.125%, 4/15/29(6)	7,093	6,372,706
Moog, Inc., 4.25%, 12/15/27(6)	10,223	9,482,855
Rolls-Royce PLC, 5.75%, 10/15/27(6)	28,737	28,347,625
Science Applications International Corp., 4.875%, 4/1/28(6)	15,585	14,667,605
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	4,641	3,953,126
9.375%, 11/30/29(6)	8,186	8,772,920
TransDigm UK Holdings PLC, 6.875%, 5/15/26	5,020	4,999,936
TransDigm, Inc.:
4.625%, 1/15/29	11,770	10,518,849
5.50%, 11/15/27	18,419	17,475,397
6.25%, 3/15/26(6)	16,947	16,871,010
6.375%, 6/15/26	9,600	9,510,444
6.75%, 8/15/28(6)	15,849	15,916,105
7.50%, 3/15/27	7,253	7,256,702
		$ 175,604,253
Air Transportation — 1.0%
American Airlines, Inc., 7.25%, 2/15/28(6)	3,993	$ 3,967,890
United Airlines, Inc.:
4.375%, 4/15/26(6)	8,188	7,761,059
4.625%, 4/15/29(6)	10,596	9,597,441
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(6)	22,901	19,415,816
9.50%, 6/1/28(6)	8,740	8,357,800
		$ 49,100,006

Eaton Vance
Income Fund of Boston
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts — 2.8%
Ford Motor Co.:
3.25%, 2/12/32		26,385	$ 20,884,620
4.75%, 1/15/43		17,531	13,731,640
7.45%, 7/16/31		4,673	5,018,788
9.625%, 4/22/30		2,055	2,400,258
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		4,218	3,633,271
3.37%, 11/17/23		4,486	4,445,087
3.625%, 6/17/31		6,330	5,238,183
3.815%, 11/2/27		18,089	16,253,845
4.00%, 11/13/30		9,839	8,460,979
4.125%, 8/17/27		23,978	21,962,882
4.271%, 1/9/27		4,368	4,081,532
5.113%, 5/3/29		5,476	5,118,251
5.125%, 6/16/25		9,083	8,851,845
5.584%, 3/18/24		1,976	1,963,820
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29		6,304	5,819,957
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(6)		14,088	11,380,225
Wheel Pros, Inc., 6.50%, 5/15/29(6)		10,984	3,693,370
			$ 142,938,553
Broadcasting — 1.0%
Audacy Capital Corp., 6.75%, 3/31/29(6)		16,478	$ 370,755
Playtika Holding Corp., 4.25%, 3/15/29(6)		14,461	12,775,390
Sirius XM Radio, Inc.:
3.125%, 9/1/26(6)		9,505	8,585,676
5.00%, 8/1/27(6)		9,256	8,608,080
Townsquare Media, Inc., 6.875%, 2/1/26(6)		10,374	10,007,590
Univision Communications, Inc., 7.375%, 6/30/30(6)		12,199	11,884,765
			$ 52,232,256
Building Materials — 1.9%
Builders FirstSource, Inc.:
4.25%, 2/1/32(6)		20,950	$ 18,197,681
5.00%, 3/1/30(6)		7,586	7,100,531
Masonite International Corp., 5.375%, 2/1/28(6)		10,664	10,168,017
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(6)		11,946	10,107,451
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(6)		25,290	24,133,509
Standard Industries, Inc.:
2.25%, 11/21/26(7)	EUR	2,250	2,217,736
3.375%, 1/15/31(6)		1,448	1,170,642
4.375%, 7/15/30(6)		19,589	17,026,368
4.75%, 1/15/28(6)		5,000	4,663,335
Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
Standard Industries, Inc.: (continued)
5.00%, 2/15/27(6)		3,894	$ 3,732,843
			$ 98,518,113
Cable & Satellite TV — 2.1%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(6)		9,055	$ 7,452,191
4.50%, 8/15/30(6)		46,569	39,499,682
4.75%, 3/1/30(6)		23,215	20,142,887
4.75%, 2/1/32(6)		10,825	8,946,967
5.375%, 6/1/29(6)		4,414	4,037,725
6.375%, 9/1/29(6)		17,313	16,569,943
DISH Network Corp., 11.75%, 11/15/27(6)		10,514	10,597,985
			$ 107,247,380
Capital Goods — 1.6%
Calderys Financing, LLC, 11.25%, 6/1/28(6)		10,470	$ 10,781,483
Chart Industries, Inc., 9.50%, 1/1/31(6)		17,766	19,072,067
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(6)		5,006	4,298,141
Emerald Debt Merger Sub, LLC, 6.625%, 12/15/30(6)		3,467	3,449,665
Madison IAQ, LLC, 5.875%, 6/30/29(6)		19,482	16,365,098
Patrick Industries, Inc.:
4.75%, 5/1/29(6)		13,623	11,772,849
7.50%, 10/15/27(6)		1,955	1,924,189
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(6)		13,918	12,421,815
			$ 80,085,307
Chemicals — 2.7%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(6)		11,981	$ 8,942,199
Avient Corp., 7.125%, 8/1/30(6)		14,980	15,114,670
Compass Minerals International, Inc., 6.75%, 12/1/27(6)		25,208	24,587,451
NOVA Chemicals Corp.:
4.25%, 5/15/29(6)		12,262	10,204,156
4.875%, 6/1/24(6)		5,422	5,291,488
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(6)		16,823	14,981,493
Olympus Water US Holding Corp., 9.75%, 11/15/28(6)		17,629	17,078,094
SPCM S.A.:
2.625%, 2/1/29(7)	EUR	13,094	12,731,228
2.625%, 2/1/29(6)	EUR	1,150	1,118,139
Valvoline, Inc., 3.625%, 6/15/31(6)		10,000	8,244,100
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(6)		12,574	11,868,301

Eaton Vance
Income Fund of Boston
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
W.R. Grace Holdings, LLC: (continued)
7.375%, 3/1/31(6)		5,134	$ 5,117,447
			$ 135,278,766
Consumer Products — 0.9%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(6)		7,023	$ 6,636,879
Edgewell Personal Care Co., 4.125%, 4/1/29(6)		12,520	10,964,077
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(7)	EUR	11,630	10,506,313
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)		18,728	15,174,884
			$ 43,282,153
Containers — 1.6%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(7)	EUR	7,900	$ 6,627,068
4.00%, 9/1/29(6)		7,805	6,391,673
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(6)		14,734	11,854,471
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		4,555	4,311,360
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		5,205	5,036,424
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(6)		16,920	17,215,592
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/1/28(6)		11,092	11,052,164
Trivium Packaging Finance B.V.:
5.50%, 8/15/26(6)		13,800	13,124,893
8.50%, 8/15/27(6)		7,640	7,358,606
			$ 82,972,251
Diversified Financial Services — 3.1%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(6)		11,924	$ 12,307,225
Ally Financial, Inc., Series B, 4.70% to 5/15/26(8)(9)		15,568	11,860,870
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(6)		14,850	13,221,992
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(6)		19,437	17,713,053
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		8,459	7,938,513
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(6)		17,912	15,731,631
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(6)		12,728	10,788,822
MSCI, Inc., 3.875%, 2/15/31(6)		19,559	17,372,957
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(6)		12,525	11,742,579
PRA Group, Inc., 7.375%, 9/1/25(6)		11,874	11,447,011
PROG Holdings, Inc., 6.00%, 11/15/29(6)		10,891	9,866,499
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(6)	5,000	$ 4,455,525
3.625%, 3/1/29(6)	15,487	13,216,313
4.00%, 10/15/33(6)	1,960	1,556,320
		$ 159,219,310
Diversified Media — 2.4%
Arches Buyer, Inc.:
4.25%, 6/1/28(6)	5,584	$ 4,863,800
6.125%, 12/1/28(6)	18,713	16,135,378
Cars.com, Inc., 6.375%, 11/1/28(6)	15,581	14,710,278
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(6)	12,883	11,842,391
7.75%, 4/15/28(6)	19,245	16,115,378
CMG Media Corp., 8.875%, 12/15/27(6)	22,645	17,701,596
Match Group Holdings II, LLC, 3.625%, 10/1/31(6)	17,018	14,024,534
National CineMedia, LLC:
5.75%, 8/15/26(10)	12,070	512,975
5.875%, 4/15/28(6)(10)	15,402	4,711,472
Stagwell Global, LLC, 5.625%, 8/15/29(6)	4,762	4,057,224
TripAdvisor, Inc., 7.00%, 7/15/25(6)	6,900	6,918,837
Urban One, Inc., 7.375%, 2/1/28(6)	9,378	8,290,152
		$ 119,884,015
Energy — 9.8%
Aethon III BR, LLC, 11.431%, (3 mo. SOFR + 6.00%), 10/1/25(11)	23,440	$ 23,264,067
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(6)	7,695	7,643,452
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(6)	17,535	16,977,378
Callon Petroleum Co.:
7.50%, 6/15/30(6)	5,657	5,497,430
8.00%, 8/1/28(6)	8,188	8,309,567
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31	16,689	14,866,059
4.50%, 10/1/29	10,945	10,185,297
Cheniere Energy, Inc., 4.625%, 10/15/28	7,973	7,490,882
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(6)	8,181	7,716,054
CVR Energy, Inc., 5.75%, 2/15/28(6)	18,358	16,593,154
DT Midstream, Inc., 4.125%, 6/15/29(6)	12,661	11,236,931
Energy Transfer, L.P., 5.00%, 5/15/50	13,980	11,845,876

Eaton Vance
Income Fund of Boston
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(6)	13,348	$ 12,210,171
4.75%, 1/15/31(6)	10,843	9,690,411
6.00%, 7/1/25(6)	2,269	2,254,796
6.50%, 7/1/27(6)	6,208	6,184,210
7.50%, 6/1/30(6)	9,265	9,562,592
Kinetik Holdings, L.P., 5.875%, 6/15/30(6)	17,417	16,759,073
Neptune Energy Bondco PLC, 6.625%, 5/15/25(6)	25,993	25,826,047
New Fortress Energy, Inc., 6.50%, 9/30/26(6)	17,497	16,076,459
Occidental Petroleum Corp.:
8.50%, 7/15/27	17,429	18,919,179
8.875%, 7/15/30	14,937	17,318,257
Parkland Corp.:
4.50%, 10/1/29(6)	4,534	4,005,219
4.625%, 5/1/30(6)	15,192	13,346,659
Permian Resources Operating, LLC:
5.875%, 7/1/29(6)	17,088	16,301,444
7.75%, 2/15/26(6)	11,543	11,704,279
Plains All American Pipeline, L.P., Series B, 9.431%, (3 mo. USD LIBOR + 4.11%)(8)(11)	14,008	12,733,656
Precision Drilling Corp.:
6.875%, 1/15/29(6)	7,086	6,688,263
7.125%, 1/15/26(6)	4,397	4,360,813
Seadrill Finance, Ltd., 8.375%, 8/1/30(6)	4,763	4,865,881
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(6)	12,620	12,066,424
Southwestern Energy Co., 4.75%, 2/1/32	15,141	13,466,964
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29	3,737	3,358,804
4.50%, 4/30/30	17,021	15,106,604
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(6)	16,150	14,211,258
Tap Rock Resources, LLC, 7.00%, 10/1/26(6)	21,630	22,359,096
Transocean Poseidon, Ltd., 6.875%, 2/1/27(6)	6,522	6,478,893
Transocean, Inc., 8.75%, 2/15/30(6)	5,749	5,973,958
Venture Global Calcasieu Pass, LLC, 4.125%, 8/15/31(6)	9,904	8,409,916
Venture Global LNG, Inc.:
8.125%, 6/1/28(6)	10,305	10,483,442
8.375%, 6/1/31(6)	16,491	16,748,787
Weatherford International, Ltd., 8.625%, 4/30/30(6)	11,736	12,039,164
Western Midstream Operating, L.P., 4.05%, 2/1/30	9,985	9,083,841
		$ 500,220,707
Security	Principal Amount* (000's omitted)	Value
Entertainment & Film — 0.4%
Cinemark USA, Inc.:
5.25%, 7/15/28(6)	15,025	$ 13,157,689
5.875%, 3/15/26(6)	4,218	3,996,344
8.75%, 5/1/25(6)	1,846	1,866,161
		$ 19,020,194
Environmental — 1.8%
Clean Harbors, Inc.:
4.875%, 7/15/27(6)	4,075	$ 3,912,530
5.125%, 7/15/29(6)	4,445	4,240,007
6.375%, 2/1/31(6)	2,506	2,520,239
Covanta Holding Corp.:
4.875%, 12/1/29(6)	15,831	13,995,846
5.00%, 9/1/30	11,610	10,067,902
GFL Environmental, Inc.:
3.50%, 9/1/28(6)	17,515	15,604,600
3.75%, 8/1/25(6)	7,155	6,846,053
4.25%, 6/1/25(6)	11,354	11,022,905
4.75%, 6/15/29(6)	26,153	23,880,765
		$ 92,090,847
Food & Drug Retail — 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(6)	21,488	$ 19,735,868
5.875%, 2/15/28(6)	7,375	7,188,228
7.50%, 3/15/26(6)	4,000	4,075,248
Arko Corp., 5.125%, 11/15/29(6)	19,751	16,436,985
Ingles Markets, Inc., 4.00%, 6/15/31(6)	14,760	12,509,868
Murphy Oil USA, Inc.:
4.75%, 9/15/29	1,235	1,133,952
5.625%, 5/1/27	10,031	9,786,685
		$ 70,866,834
Food, Beverage & Tobacco — 2.3%
BellRing Brands, Inc., 7.00%, 3/15/30(6)	22,672	$ 22,778,105
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(6)	14,536	14,514,614
Darling Ingredients, Inc., 6.00%, 6/15/30(6)	12,643	12,464,342
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(6)	9,153	8,706,420
Performance Food Group, Inc.:
4.25%, 8/1/29(6)	24,007	21,347,440
6.875%, 5/1/25(6)	4,425	4,428,759

Eaton Vance
Income Fund of Boston
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Pilgrim's Pride Corp., 3.50%, 3/1/32		20,222	$ 16,343,420
US Foods, Inc., 4.75%, 2/15/29(6)		16,081	14,805,091
			$ 115,388,191
Gaming — 2.6%
Allwyn Entertainment Financing UK PLC, 7.875%, 4/30/29(6)		14,436	$ 14,767,032
Caesars Entertainment, Inc.:
4.625%, 10/15/29(6)		5,260	4,635,232
6.25%, 7/1/25(6)		12,288	12,232,153
7.00%, 2/15/30(6)		6,530	6,601,545
8.125%, 7/1/27(6)		23,616	24,243,548
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(6)		15,610	14,511,841
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(6)		7,727	6,748,339
International Game Technology PLC:
5.25%, 1/15/29(6)		5,000	4,754,688
6.25%, 1/15/27(6)		10,017	9,988,452
6.50%, 2/15/25(6)		3,777	3,786,065
Jacobs Entertainment, Inc., 6.75%, 2/15/29(6)		16,811	15,329,817
Scientific Games International, Inc., 7.00%, 5/15/28(6)		16,866	16,820,546
			$ 134,419,258
Healthcare — 9.3%
AHP Health Partners, Inc., 5.75%, 7/15/29(6)		5,639	$ 4,914,952
Athenahealth Group, Inc., 6.50%, 2/15/30(6)		21,339	18,107,119
Avantor Funding, Inc., 3.875%, 7/15/28(7)	EUR	10,850	11,100,521
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(6)		19,151	16,056,198
Centene Corp.:
3.00%, 10/15/30		6,846	5,734,073
3.375%, 2/15/30		17,951	15,464,017
4.625%, 12/15/29		13,039	12,134,485
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(6)(10)		6,987	5,101,901
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(6)(10)		15,196	11,076,359
Fortrea Holdings, Inc., 7.50%, 7/1/30(6)		14,854	15,199,252
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(6)		19,694	17,283,740
HCA, Inc.:
5.625%, 9/1/28		8,537	8,574,350
5.875%, 2/15/26		8,250	8,275,592
HealthEquity, Inc., 4.50%, 10/1/29(6)		21,262	19,072,358
Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
Heartland Dental, LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(6)		20,045	$ 20,120,169
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(6)		9,800	9,910,250
IQVIA, Inc.:
2.25%, 3/15/29(7)	EUR	6,633	6,379,860
5.00%, 5/15/27(6)		10,124	9,772,366
6.50%, 5/15/30(6)		7,663	7,747,216
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(6)		6,907	5,966,059
LifePoint Health, Inc.:
5.375%, 1/15/29(6)		24,350	17,260,865
9.875%, 8/15/30(6)(12)		7,680	7,680,000
Medline Borrower, L.P., 5.25%, 10/1/29(6)		35,802	31,794,987
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(6)		7,580	5,432,651
ModivCare, Inc., 5.875%, 11/15/25(6)		14,524	13,487,858
Molina Healthcare, Inc.:
3.875%, 11/15/30(6)		17,921	15,346,260
3.875%, 5/15/32(6)		7,551	6,306,042
Option Care Health, Inc., 4.375%, 10/31/29(6)		19,183	16,953,659
Organon & Co./Organon Foreign Debt Co.-Issuer B.V., 5.125%, 4/30/31(6)		4,644	3,940,984
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(6)		14,718	12,718,265
Perrigo Finance Unlimited Co.:
4.65%, 6/15/30		16,473	14,774,161
4.90%, 12/15/44		5,176	4,023,429
PRA Health Sciences, Inc., 2.875%, 7/15/26(6)		3,107	2,869,487
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(6)		5,995	5,628,775
Team Health Holdings, Inc., 6.375%, 2/1/25(6)		18,643	9,530,208
Tenet Healthcare Corp.:
4.375%, 1/15/30		2,305	2,057,871
4.875%, 1/1/26		11,694	11,329,618
5.125%, 11/1/27		11,694	11,116,113
6.125%, 10/1/28		15,216	14,508,304
6.875%, 11/15/31		8,334	8,354,043
US Acute Care Solutions, LLC, 6.375%, 3/1/26(6)		24,976	21,854,000
Varex Imaging Corp., 7.875%, 10/15/27(6)		9,154	9,196,154
			$ 474,154,571
Homebuilders & Real Estate — 3.3%
Ashton Woods USA, LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(6)		6,872	$ 5,953,969
4.625%, 4/1/30(6)		3,622	3,100,686
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(6)		10,253	9,858,106

Eaton Vance
Income Fund of Boston
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(6)	18,233	$ 16,225,091
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(6)	21,003	20,671,169
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(6)	12,725	11,506,237
3.75%, 9/15/30(6)	12,698	10,169,918
KB Home:
4.00%, 6/15/31	751	654,572
4.80%, 11/15/29	4,873	4,500,922
M/I Homes, Inc., 4.95%, 2/1/28	10,706	10,101,326
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(6)	9,021	7,555,087
6.25%, 6/15/25(6)	8,819	8,715,182
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(6)	10,898	10,738,273
TopBuild Corp., 4.125%, 2/15/32(6)	16,235	13,944,241
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(6)	2,441	2,255,722
4.50%, 9/1/26(6)	6,735	6,384,019
4.625%, 12/1/29(6)	8,800	8,049,184
5.625%, 5/1/24(6)	11,505	11,454,898
5.75%, 2/1/27(6)	4,084	4,033,083
		$ 165,871,685
Hotels — 0.2%
Resorts World Las Vegas, LLC/RWLV Capital, Inc.:
4.625%, 4/16/29(7)	3,700	$ 3,069,464
4.625%, 4/6/31(7)	3,800	2,967,449
8.45%, 7/27/30(6)	6,100	6,093,669
		$ 12,130,582
Insurance — 0.9%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(6)	11,642	$ 11,039,688
BroadStreet Partners, Inc., 5.875%, 4/15/29(6)	15,124	13,519,737
GTCR AP Finance, Inc., 8.00%, 5/15/27(6)	11,039	10,943,357
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(6)	11,074	10,976,584
		$ 46,479,366
Leisure — 3.3%
Boyne USA, Inc., 4.75%, 5/15/29(6)	12,306	$ 11,247,282
Life Time, Inc.:
5.75%, 1/15/26(6)	12,585	12,348,225
Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Life Time, Inc.: (continued)
8.00%, 4/15/26(6)	8,977	$ 8,984,257
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(6)	8,358	8,638,453
Lindblad Expeditions, LLC, 6.75%, 2/15/27(6)	5,326	5,132,534
NCL Corp., Ltd.:
3.625%, 12/15/24(6)	3,590	3,450,955
5.875%, 3/15/26(6)	6,558	6,211,460
5.875%, 2/15/27(6)	5,378	5,242,084
7.75%, 2/15/29(6)	4,500	4,313,497
NCL Finance, Ltd., 6.125%, 3/15/28(6)	13,824	12,592,282
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(6)	13,833	15,116,993
Sabre GLBL, Inc.:
9.25%, 4/15/25(6)	644	604,510
11.25%, 12/15/27(6)	8,182	7,243,729
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(6)	15,950	14,369,355
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(6)	13,899	12,884,692
Viking Cruises, Ltd.:
5.875%, 9/15/27(6)	23,162	21,679,400
6.25%, 5/15/25(6)	8,680	8,528,511
7.00%, 2/15/29(6)	6,622	6,247,195
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(6)	4,238	3,946,129
		$ 168,781,543
Metals & Mining — 1.5%
Eldorado Gold Corp., 6.25%, 9/1/29(6)	13,023	$ 11,681,327
First Quantum Minerals, Ltd., 7.50%, 4/1/25(6)	7,225	7,212,898
Freeport-McMoRan, Inc., 5.45%, 3/15/43	13,849	12,911,285
Hudbay Minerals, Inc.:
4.50%, 4/1/26(6)	9,000	8,545,851
6.125%, 4/1/29(6)	5,478	5,253,347
New Gold, Inc., 7.50%, 7/15/27(6)	11,554	11,057,698
Novelis Corp.:
3.25%, 11/15/26(6)	6,885	6,265,163
4.75%, 1/30/30(6)	15,432	13,885,464
		$ 76,813,033
Paper — 0.3%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(6)	17,646	$ 14,906,106
		$ 14,906,106

Eaton Vance
Income Fund of Boston
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Publishing & Printing — 0.6%
LABL, Inc.:
5.875%, 11/1/28(6)	5,099	$ 4,660,607
8.25%, 11/1/29(6)	10,223	8,501,807
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(6)	4,355	3,827,936
8.00%, 8/1/29(6)	18,085	15,572,180
		$ 32,562,530
Railroad — 0.2%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(6)	12,500	$ 11,988,500
		$ 11,988,500
Restaurant — 1.8%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(6)	17,005	$ 15,588,984
4.00%, 10/15/30(6)	21,200	18,237,347
4.375%, 1/15/28(6)	7,702	7,123,584
5.75%, 4/15/25(6)	2,861	2,845,979
Dave & Buster's, Inc., 7.625%, 11/1/25(6)	22,970	23,228,761
IRB Holding Corp., 7.00%, 6/15/25(6)	11,951	12,021,511
Yum! Brands, Inc., 3.625%, 3/15/31	12,686	10,885,520
		$ 89,931,686
Services — 5.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(6)	16,268	$ 15,149,868
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(6)	16,803	16,060,904
9.75%, 7/15/27(6)	14,398	13,221,378
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(6)	7,816	6,636,214
APi Group DE, Inc., 4.75%, 10/15/29(6)	14,613	13,027,782
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(6)	26,310	25,052,275
Clarivate Science Holdings Corp., 4.875%, 7/1/29(6)	19,324	17,182,932
Gartner, Inc.:
3.625%, 6/15/29(6)	4,186	3,692,649
3.75%, 10/1/30(6)	8,478	7,398,388
4.50%, 7/1/28(6)	8,049	7,532,007
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(6)	24,846	24,101,738
Hertz Corp. (The):
4.625%, 12/1/26(6)	2,214	2,002,231
5.00%, 12/1/29(6)	17,844	14,758,703
Korn Ferry, 4.625%, 12/15/27(6)	12,207	11,489,523
Security	Principal Amount* (000's omitted)	Value
Services (continued)
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(6)	4,959	$ 5,027,186
7.75%, 3/15/31(6)	8,828	9,211,612
SRS Distribution, Inc.:
6.00%, 12/1/29(6)	7,389	6,420,043
6.125%, 7/1/29(6)	12,045	10,581,025
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(6)	14,099	12,064,019
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(6)	24,413	22,737,465
WESCO Distribution, Inc., 7.25%, 6/15/28(6)	7,946	8,110,442
White Cap Buyer, LLC, 6.875%, 10/15/28(6)	6,287	5,671,451
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(6)(13)	6,938	6,693,298
Windsor Holdings III, LLC, 8.50%, 6/15/30(6)	19,112	19,231,450
		$ 283,054,583
Steel — 0.7%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	9,369	$ 9,497,924
ATI, Inc., 5.875%, 12/1/27	2,447	2,381,414
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(6)	5,508	5,495,469
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(6)	9,527	9,593,603
TMS International Corp., 6.25%, 4/15/29(6)	11,257	9,427,850
		$ 36,396,260
Super Retail — 3.5%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(6)	5,184	$ 4,590,973
4.75%, 3/1/30	8,395	7,421,871
5.00%, 2/15/32(6)	2,178	1,900,096
Bath & Body Works, Inc.:
6.75%, 7/1/36	3,883	3,534,863
6.875%, 11/1/35	1,677	1,557,904
6.95%, 3/1/33	9,848	8,919,935
7.60%, 7/15/37	4,391	3,936,092
9.375%, 7/1/25(6)	1,599	1,689,273
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(6)	15,101	15,757,139
Group 1 Automotive, Inc., 4.00%, 8/15/28(6)	10,459	9,272,362
Ken Garff Automotive, LLC, 4.875%, 9/15/28(6)	7,199	6,314,017
Kohl's Corp., 4.625%, 5/1/31	9,989	7,384,368
LCM Investments Holdings II, LLC:
4.875%, 5/1/29(6)	13,822	12,072,015
8.25%, 8/1/31(6)	2,443	2,483,920
Lithia Motors, Inc.:
3.875%, 6/1/29(6)	6,549	5,646,281

Eaton Vance
Income Fund of Boston
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Lithia Motors, Inc.: (continued)
4.375%, 1/15/31(6)		9,784	$ 8,418,649
4.625%, 12/15/27(6)		3,872	3,587,763
Macy's Retail Holdings, LLC, 5.875%, 4/1/29(6)		5,280	4,910,268
Metis Merger Sub, LLC, 6.50%, 5/15/29(6)		26,552	22,595,986
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(6)		10,291	9,446,629
7.75%, 2/15/29(6)		17,595	17,179,054
Sonic Automotive, Inc.:
4.625%, 11/15/29(6)		11,575	9,927,367
4.875%, 11/15/31(6)		9,394	7,806,967
			$ 176,353,792
Technology — 5.3%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(6)		8,750	$ 8,028,125
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(6)		17,280	15,706,397
4.00%, 7/1/29(6)		7,232	6,551,758
Ciena Corp., 4.00%, 1/31/30(6)		13,145	11,515,020
Clarios Global, L.P., 6.75%, 5/15/25(6)		3,642	3,653,866
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(7)	EUR	23,968	25,662,908
8.50%, 5/15/27(6)		15,107	15,323,967
Cloud Software Group, Inc.:
6.50%, 3/31/29(6)		6,952	6,263,319
9.00%, 9/30/29(6)		10,276	9,217,096
Coherent Corp., 5.00%, 12/15/29(6)		16,235	14,627,979
Fair Isaac Corp., 4.00%, 6/15/28(6)		13,114	12,047,598
Imola Merger Corp., 4.75%, 5/15/29(6)		20,535	18,052,442
McAfee Corp., 7.375%, 2/15/30(6)		16,715	14,461,768
NCR Corp.:
5.125%, 4/15/29(6)		7,077	6,334,969
5.25%, 10/1/30(6)		4,173	3,719,878
ON Semiconductor Corp., 3.875%, 9/1/28(6)		14,229	12,900,723
Open Text Corp., 3.875%, 2/15/28(6)		7,623	6,788,146
Open Text Holdings, Inc., 4.125%, 2/15/30(6)		6,669	5,722,998
Presidio Holdings, Inc.:
4.875%, 2/1/27(6)		1,858	1,758,335
8.25%, 2/1/28(6)		22,823	22,161,012
Seagate HDD Cayman:
4.091%, 6/1/29		3,423	3,011,133
9.625%, 12/1/32(6)		7,137	7,907,686
Sensata Technologies B.V., 5.00%, 10/1/25(6)		593	578,611
Sensata Technologies, Inc., 3.75%, 2/15/31(6)		15,394	13,016,084
Security	Principal Amount* (000's omitted)		Value
Technology (continued)
Viavi Solutions, Inc., 3.75%, 10/1/29(6)		8,715	$ 7,486,542
VM Consolidated, Inc., 5.50%, 4/15/29(6)		18,612	17,098,481
			$ 269,596,841
Telecommunications — 3.7%
Altice France S.A.:
5.125%, 7/15/29(6)		7,505	$ 5,263,071
5.50%, 1/15/28(6)		6,163	4,528,892
8.125%, 2/1/27(6)		13,848	11,344,233
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(6)		25,353	24,329,343
Iliad Holding SASU:
6.50%, 10/15/26(6)		13,526	12,974,973
7.00%, 10/15/28(6)		4,558	4,283,341
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(6)		8,082	6,691,894
6.75%, 10/15/27(6)		3,785	3,543,859
Level 3 Financing, Inc., 4.25%, 7/1/28(6)		16,265	11,531,496
Sprint Capital Corp., 6.875%, 11/15/28		25,675	27,239,873
Sprint, LLC:
7.125%, 6/15/24		7,445	7,521,766
7.625%, 2/15/25		14,960	15,312,028
7.625%, 3/1/26		6,584	6,858,895
7.875%, 9/15/23		10,119	10,136,506
T-Mobile USA, Inc., 2.25%, 2/15/26		8,420	7,788,038
Viasat, Inc., 5.625%, 4/15/27(6)		4,544	4,098,347
Virgin Media Finance PLC, 5.00%, 7/15/30(6)		5,464	4,488,414
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(7)	GBP	7,258	7,633,311
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(6)		11,193	9,860,690
Ziggo B.V., 4.875%, 1/15/30(6)		5,296	4,489,318
			$ 189,918,288
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(6)		16,368	$ 13,362,344
			$ 13,362,344
Utility — 3.6%
Calpine Corp.:
4.50%, 2/15/28(6)		8,179	$ 7,515,775
5.00%, 2/1/31(6)		11,673	9,836,069
5.125%, 3/15/28(6)		11,510	10,450,478
5.25%, 6/1/26(6)		2,399	2,331,769

Eaton Vance
Income Fund of Boston
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utility (continued)
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.875%, 4/1/29(6)	14,522	$ 12,506,574
FirstEnergy Corp.:
2.65%, 3/1/30	4,218	3,558,537
Series B, 4.15%, 7/15/27	15,324	14,530,153
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(6)	8,263	7,323,085
NRG Energy, Inc.:
3.375%, 2/15/29(6)	6,548	5,411,862
3.625%, 2/15/31(6)	10,913	8,574,069
3.875%, 2/15/32(6)	8,645	6,697,647
5.25%, 6/15/29(6)	4,920	4,444,753
5.75%, 1/15/28(6)	8,150	7,770,403
10.25% to 3/15/28(6)(8)(9)	12,034	11,673,987
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(6)	10,699	9,731,065
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(6)	12,331	10,535,484
TerraForm Power Operating, LLC:
4.75%, 1/15/30(6)	5,000	4,416,659
5.00%, 1/31/28(6)	13,722	12,749,488
TransAlta Corp., 7.75%, 11/15/29	13,791	14,323,608
Vistra Operations Co., LLC:
4.375%, 5/1/29(6)	9,360	8,272,147
5.00%, 7/31/27(6)	9,285	8,757,290
		$ 181,410,902
Total Corporate Bonds (identified cost $4,775,496,488)		$4,422,081,006

Exchange-Traded Funds — 1.9%
Security	Shares	Value
Fixed Income Funds — 1.9%
iShares Broad USD High Yield Corporate Bond ETF	2,120,000	$ 75,344,800
SPDR® Bloomberg High Yield Bond ETF	218,593	20,274,501
Total Exchange-Traded Funds (identified cost $94,493,440)		$ 95,619,301

Preferred Stocks — 0.5%
Security	Shares	Value
Services — 0.5%
WESCO International, Inc., Series A, 10.625% to 6/22/25(9)	898,591	$ 24,369,788
Total Preferred Stocks (identified cost $25,216,937)		$ 24,369,788

Senior Floating-Rate Loans — 4.8%(14)
Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.6%
Air Canada, Term Loan, 8.839%, (3 mo. USD LIBOR + 3.50%), 8/11/28	$3,459	$ 3,466,167
Mileage Plus Holdings, LLC, Term Loan, 10.764%, (3 mo. USD LIBOR + 5.25%), 6/21/27	18,408	19,226,155
SkyMiles IP, Ltd., Term Loan, 9.076%, (SOFR + 3.75%), 10/20/27	8,500	8,849,656
		$ 31,541,978
Broadcasting — 0.1%
ABG Intermediate Holdings 2, LLC, Term Loan, 12/21/28(15)	$5,827	$ 5,831,657
		$ 5,831,657
Capital Goods — 0.2%
DexKo Global, Inc., Term Loan, 10/4/28(15)	$6,009	$ 5,860,168
EMRLD Borrower, L.P., Term Loan, 8.264%, (SOFR + 3.00%), 5/31/30	4,069	4,075,797
		$ 9,935,965
Gaming — 0.5%
Peninsula Pacific Entertainment, LLC, Term Loan, 13.00%, 12/24/29(16)	$9,334	$ 9,334,489
Spectacle Gary Holdings, LLC, Term Loan, 9.769%, (SOFR + 4.25%), 12/10/28	16,409	16,075,363
		$ 25,409,852
Healthcare — 1.0%
Jazz Financing Lux S.a.r.l., Term Loan, 8.933%, (SOFR + 3.50%), 5/5/28	$16,455	$ 16,456,283

Eaton Vance
Income Fund of Boston
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Healthcare (continued)
Pluto Acquisition I, Inc., Term Loan, 9.476%, (3 mo. USD LIBOR + 4.00%), 6/22/26	$19,265	$ 15,941,608
Verscend Holding Corp., Term Loan, 9.433%, (SOFR + 4.00%), 8/27/25	17,060	17,074,195
		$ 49,472,086
Leisure — 0.2%
Peloton Interactive, Inc., Term Loan, 12.263%, (SOFR + 6.50%), 5/25/27	$10,230	$ 10,274,425
		$ 10,274,425
Restaurant — 0.1%
IRB Holding Corp., Term Loan, 12/15/27(15)	$6,499	$ 6,473,182
		$ 6,473,182
Services — 1.1%
AlixPartners, LLP:
Term Loan, 8.183%, (SOFR + 2.75%), 2/4/28	$20,483	$ 20,478,485
Term Loan, 2/4/28(15)	3,348	3,322,890
Spin Holdco, Inc., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.00%), 3/4/28	14,688	12,448,240
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.952%, (SOFR + 8.85%), 6.702% cash, 7.25% PIK, 2/28/25	18,779	18,421,176
		$ 54,670,791
Super Retail — 0.7%
Hanesbrands, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 3/8/30	$3,067	$ 3,069,834
Michaels Companies, Inc., Term Loan, 9.754%, (SOFR + 4.25%), 4/15/28	10,371	9,593,255
PetSmart, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 2/11/28	23,596	23,617,512
		$ 36,280,601
Technology — 0.3%
Ciena Corporation, Term Loan, 7.755%, (SOFR + 2.50%), 1/18/30	$2,816	$ 2,826,995
Clarios Global, L.P., Term Loan, 9.069%, (SOFR + 3.75%), 5/6/30	8,548	8,557,616
Riverbed Technology, Inc., Term Loan, 9.742%, (SOFR + 4.50%), 7/1/28	3,522	2,131,034
		$ 13,515,645
Total Senior Floating-Rate Loans (identified cost $246,884,809)		$ 243,406,182

Miscellaneous — 0.3%
Security	Principal Amount/ Shares	Value
Containers — 0.0%
ACC Claims Holdings, LLC(1)	11,599,560	$ 0
		$ 0
Gaming — 0.3%
PGP Investors, LLC, Membership Interests(1)(2)(3)	57,265	$ 17,071,282
		$ 17,071,282
Services — 0.0%(4)
Hertz Corp., Escrow Certificates(2)	$3,679,000	$ 331,110
		$ 331,110
Total Miscellaneous (identified cost $0)		$ 17,402,392

Short-Term Investments — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(17)	204,472,508	$ 204,472,508
Total Short-Term Investments (identified cost $204,472,508)		$ 204,472,508
Total Investments — 99.3% (identified cost $5,395,383,987)		$5,055,802,283
Other Assets, Less Liabilities — 0.7%		$ 35,730,098
Net Assets — 100.0%		$5,091,532,381
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Non-income producing security.
(3)	Restricted security.
(4)	Amount is less than 0.05%.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Eaton Vance
Income Fund of Boston
July 31, 2023
Portfolio of Investments (Unaudited) — continued

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $3,633,369,182 or 71.4% of the Fund's net assets.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $88,895,858 or 1.7% of the Fund's net assets.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Issuer is in default with respect to interest and/or principal payments.
(11)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(12)	When-issued security.
(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	This Senior Loan will settle after July 31, 2023, at which time the interest rate will be determined.
(16)	Fixed-rate loan.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	752,397	EUR	681,263	Bank of America, N.A.	10/31/23	$ 53	$ —
USD	29,763,957	EUR	26,915,184	HSBC Bank USA, N.A.	10/31/23	40,522	—
USD	23,809,489	EUR	21,556,077	HSBC Bank USA, N.A.	10/31/23	4,314	—
USD	22,754,707	EUR	20,603,130	HSBC Bank USA, N.A.	10/31/23	1,906	—
USD	77,971	GBP	60,582	Citibank, N.A.	10/31/23	206	—
USD	7,513,993	GBP	5,850,935	Goldman Sachs International	10/31/23	3,652	—
						$50,653	$—
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Eaton Vance
Income Fund of Boston
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2023, the Fund owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$ 18,931	$ 6,405,973
iFIT Health and Fitness, Inc.	10/6/22	128,520	449,820	89,964
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Total Common Stocks			$1,580,251	$6,495,937
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21	57,265	$ 0	$17,071,282
Total Miscellaneous			$0	$17,071,282
Total Restricted Securities			$1,580,251	$23,567,219
Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $204,472,508, which represents 4.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$199,716,515	$1,236,859,959	$(1,232,103,966)	$ —	$ —	$204,472,508	$6,416,581	204,472,508
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Income Fund of Boston
July 31, 2023
Portfolio of Investments (Unaudited) — continued

At July 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,252,242	$ —	$ 6,495,937	$ 16,748,179
Convertible Bonds	—	31,702,927	—	31,702,927
Convertible Preferred Stocks	—	—	0	0
Corporate Bonds	—	4,422,081,006	—	4,422,081,006
Exchange-Traded Funds	95,619,301	—	—	95,619,301
Preferred Stocks	24,369,788	—	—	24,369,788
Senior Floating-Rate Loans	—	243,406,182	—	243,406,182
Miscellaneous	—	331,110	17,071,282	17,402,392
Short-Term Investments	204,472,508	—	—	204,472,508
Total Investments	$334,713,839	$4,697,521,225	$23,567,219	$5,055,802,283
Forward Foreign Currency Exchange Contracts	$ —	$ 50,653	$ —	$ 50,653
Total	$334,713,839	$4,697,571,878	$23,567,219	$5,055,852,936
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Miscellaneous	Total
Balance as of October 31, 2022	$8,417,729	$0	$124,162,642	$132,580,371
Realized gains (losses)	(7,228,624)	(2,928,000)	135,098,049	124,941,425
Change in net unrealized appreciation (depreciation)	5,227,455	2,801,744	(104,944,102)	(96,914,903)
Cost of purchases	—	—	—	—
Proceeds from sales, including return of capital	0	0	(137,245,307)	(137,245,307)
Accrued discount (premium)	—	—	—	—
Transfers to Level 3(1)	79,377	126,256	—	205,633
Transfers from Level 3	—	—	—	—
Balance as of July 31, 2023	$ 6,495,937	$ —	$ 17,071,282	$ 23,567,219
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2023	$(2,001,169)	$ (126,256)	$ (14,428,900)	$ (16,556,325)
(1)	Transferred to Level 3 due to a decrease in observable inputs.

Eaton Vance
Income Fund of Boston
July 31, 2023
Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2023:
Type of Investment	Fair Value as of July 31, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$6,405,973	Market approach	EBITDA multiple discount rate	15%	Decrease
Common Stocks	89,964	Discounted cash flow blended terminal value	Discount rate	25%	Increase
Convertible Preferred Stocks	0	Estimated recovery value	Estimated recovery value percentage	0%	Decrease
Miscellaneous	17,071,282	Market approach	Liquidity discount	15%	Decrease
Included in common stocks and miscellaneous are securities valued at $0 based on their estimated recovery value percentage.
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.